Income Taxes (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Current
Federal			$ 270.8	$ 126.2	$ 195.0
State			28.5	19.9	20.1
Foreign			126.2	43.5	49.0
Total current			425.5	189.6	264.1
Deferred
Federal			113.4	232.4	84.6
State			7.5	15.6	4.8
Foreign			7.8	3.0	(10.1)
Total deferred			128.7	251.0	79.3
Income tax provision	$ 74.1	$ 149.7	$ 554.2	$ 440.6	$ 343.4